Segment Information - Schedule of Adjusted Share-Based Compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Amount included in restructuring and other	$ (4.9)	$ (7.7)	$ (4.2)
Total share-based compensation expense	57.9	62.5	73.4
Adjusted share-based compensation	53.0	54.8	69.2
Restructuring and other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total share-based compensation expense	4.9	7.7	4.2
Corporate and Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Adjusted share-based compensation	53.0	54.8	69.2
Corporate and Reconciling Items | Restructuring and other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Amount included in restructuring and other	$ (4.9)	$ (7.7)	$ (4.2)